SUBSEQUENT EVENTS	6 Months Ended	9 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
8. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

8. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.